Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note 18 - Derivative Financial Instruments

A.	Derivative financial instruments are presented as other assets , the fair value of the Company's outstanding derivative instruments as of December 31, 2012 is summarized below:

	Asset Derivatives (*)
	December 31,	December 31,
	2012	2011

Derivatives designated
as hedging instruments

Foreign exchange contracts	292	-
	$292	$-
Derivatives not designated
as hedging instruments

Foreign exchange contracts	5	-
	$5	$-
(*) Presented as part of other assets.

B.	The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the year ended December 31, 2012 is summarized below:

	Gain Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net December 31, 2012	Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*) December 31, 2012

Derivatives designated
as hedging instruments

Foreign exchange contracts	346	54
	$346	$54

(*) Presented as part of operational cost

C.	The notional amounts of outstanding foreign exchange contracts at December 31, 2012 is summarized below:

	Forward contracts
	Buy	Sell
	December 31,	December 31,
	2012	2012

ILS/USD	6,970	-

EUR/USD	-	4,169
	$6,970	$4,169

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